Share Capital Issued - Summary of Share Issuances by Nature of Transactions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Issue of shares related to exercise of warrants	225,966	6,749	139,415
Balance as of December 31	€ 47,535	€ 111,473	€ 26,684	€ 90,885
Nominal value [member]
Disclosure of classes of share capital [line items]
Issue of shares related to exercise of warrants	625,000
Capital increase resulting from Celdara and Dartmouth College agreements amendment	€ 10,620
Balance as of December 31	€ 216,478	€ 205,233		€ 205,233
Number of shares [member]
Disclosure of classes of share capital [line items]
Capital increase resulting from Celdara and Dartmouth College agreements amendment	328,275
Balance as of December 31	9,867,844	9,313,603		9,313,603
Share premium [member]
Disclosure of classes of share capital [line items]
Capital increase resulting from Celdara and Dartmouth College agreements amendment	€ 9,479
Balance as of December 31	170,297	€ 158,010	53,302	€ 158,010
Share capital [member]
Disclosure of classes of share capital [line items]
Capital increase resulting from Celdara and Dartmouth College agreements amendment	1,141
Balance as of December 31	€ 34,337	€ 32,571	€ 24,615	€ 32,571